Exhibit 99.1

th Floor
Sutherland Asset Management Corporation 1140 Avenue of the Americas, 8th Floor New York, New York 10036	Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by Sutherland Asset Management Corporation (the “Company”) and J.P. Morgan Securities LLC, Deutsche Bank Securities Inc. and Sandler O’ Neill & Partners, L.P. (together with the Company, the “Specified Parties”), related to the Specified Parties’ evaluation of certain information with respect to a portfolio of commercial mortgage loans in conjunction with the proposed offering of Ready Capital Mortgage Financing 2018-FL2, Floating Rate Notes.

The Company is responsible for the information provided to us, including the information set forth in the Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

On June 7, 2018, representatives of the Company provided us with a computer-generated commercial mortgage loan data file and related record layout (the “Data File”)  containing data, as represented to us by the Company, as of the close of business May 31, 2018 (the “Cutoff Date”), with respect to 54 commercial mortgage loans (the “Mortgage Loans”)  that are secured by 56 mortgaged properties (the “Mortgaged Properties”).

In addition, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix) related to the Mortgage Loans  and their respective Mortgaged Properties.

We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our comparisons and recomputations were made using data imaged facsimiles or photocopies of the Source Documents.  In addition, we make no representations as to whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loans or Mortgaged Properties.

Member of Deloitte Touche Tohmatsu Limited

At your request, for each of the Mortgage Loans and their related Mortgaged Properties set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in the Appendix) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans or Mortgaged Properties underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Mortgage Loans or Mortgaged Properties or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

June 7, 2018

Appendix

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents, as provided to us by representatives of the Company, with respect to each of the Mortgage Loans and the related Mortgaged Properties (the “Source Documents”).

An electronic data file with respect to the additional debt, for each applicable Mortgage Loan (the “Additional Debt File”);

Loan agreement, promissory note, consolidated, amended and restated promissory notes, modification agreements, side letter to modification agreements, indenture, purchase and sale agreement, mortgage, deed of trust, deed of trust modifications, reserve agreement, partial prepayment statement and loan extension agreement (collectively, the “Loan Agreement”);

Subordinate loan agreement, subordinate promissory note, promissory note splitter or b-note, (collectively, “Subordinate Loan Document”);

Limited liability company agreement and recognition agreement, if applicable (collectively, “Preferred Equity Document”):

Master lease agreement and ground lease agreement, if applicable (collectively, “Lease Agreement”);

The closing statement (the “Closing Statement”);

The most recent real estate property appraisal report available or, if not available, the real estate property appraisal report at origination (the “Most Recent Appraisal Report”);

Underwritten rent rolls, borrower rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The property engineering report (the “Engineering Report”);

The phase I environmental report (the “Phase I Report”);

The phase II environmental report (the “Phase II Report”);

The seismic report (the “Seismic Report”);

The property management agreement (the “Property Management Agreement”);

The cash management agreement and lockbox agreement (collectively, the “Cash Management Agreement”);

An electronic data file with respect to most recent underwritten financial summaries and operating statements (the “Underwritten Operating Statement File”);

The closing funding memo statement (the  “Funding Memo”); and

An electronic data file with respect to certain servicer information (the “Servicer File”).

Appendix (continued)

No.	Characteristic on Data File	Source Document
1	Mortgage Asset Number	Informational purposes only
2	Loan ID	Informational purposes only
3	Loan/Property Flag	Informational purposes only
4	Loan/Property Name	Informational purposes only
5	Street Address	Most Recent Appraisal Report
6	City	Most Recent Appraisal Report
7	State	Most Recent Appraisal Report
8	Zip Code	Most Recent Appraisal Report
9	GEOtier	Most Recent Appraisal Report
10	Property Type	Most Recent Appraisal Report
11	Property Sub-Type	Most Recent Appraisal Report
12	Year Built	Most Recent Appraisal Report
13	Year Renovated	Most Recent Appraisal Report
14	# of Units	Rent Roll
15	Unit of Measure	Rent Roll
16	Occupancy Date	Rent Roll
17	Occupancy (%)	Rent Roll
18	Lien Position	Title Policy
19	Mortgage Loan Type	Additional Debt File
20	Ownership Interest	Title Policy
21	Loan Purpose	Closing Statement
22	Appraisal As-of-Date	Most Recent Appraisal Report
23	As-Is Appraised Value ($)	Most Recent Appraisal Report
24	As-Stabilized Appraised Value ($)	Most Recent Appraisal Report
25	Mortgage Loan Cutoff Date Balance As-Is LTV (%)	Calculation - see procedures below
26	Mortgage Cutoff Date Balance (At Risk) As-Is LTV (%)	Calculation - see procedures below
27	Fully Funded Mortgage Loan Cutoff Date Balance As-Is LTV (%)	Calculation - see procedures below
28	Fully Funded Mortgage Loan Cutoff Date Balance As-Stabilized LTV (%)	Calculation - see procedures below
29	Initial Mortgage Balance at Origination ($)	Loan Agreement
30	Mortgage Loan Cutoff Date Balance ($)	Servicer File
31	% of Aggregate Mortgage Loan Cutoff Date Balance	Calculation - see procedures below
32	Cut-off Date Mortgage Rate (%)	Calculation - see procedures below
33	Cut-off Date Mortgage Loan Gross Margin (%)	Calculation - see procedures below
34	Cut-off Date Mortgage Loan Balance (At Risk) ($)	Calculation - see procedures below
35	Fully Funded Mortgage Loan Cutoff Date Balance ($)	Calculation - see procedures below
36	Mortgage Loan Cutoff Date Balance ($)/ Unit	Calculation - see procedures below
37	Mortgage Loan Cutoff Date Balance (At Risk) ($)/ Unit	Calculation - see procedures below
38	Fully Funded Whole Loan Mortgage Cutoff Date Balance ($)/ Unit	Calculation - see procedures below
39	Mortgage Note Date	Loan Agreement
40	First Payment Date	Loan Agreement
41	Initial Maturity Date	Loan Agreement
42	Original Loan Term (months)	Calculation - see procedures below
43	Remaining Loan Term (months)	Calculation - see procedures below
44	Seasoning (months)	Calculation - see procedures below
45	Original IO Periods (months)	Loan Agreement
46	Original Amortization Term (months)	Loan Agreement
47	Amortization Type (Initial)	Loan Agreement
48	Amortization Trigger Description	Loan Agreement
49	Extension Options	Loan Agreement
50	Amortization Type (Extensions)	Loan Agreement
51	First Extension Fee (%)	Loan Agreement
52	First Extension Period (months)	Loan Agreement
53	Second Extension Fee (%)	Loan Agreement
54	Second Extension Period (months)	Loan Agreement
55	Third Extension Fee (%)	Loan Agreement
56	Third Extension Period (months)	Loan Agreement
57	Fully Extended Loan Term (months)	Calculation - see procedures below
58	Fully Extended Remaining Loan Term (months)	Calculation - see procedures below
59	Fully Extended Maturity Date	Loan Agreement

Appendix (continued)

No.	Characteristic on Data File	Source Document
60	Whole Loan Mortgage Rate (%)	Calculation - see procedures below
61	Index	Loan Agreement
62	Whole Loan Gross Margin (%)	Loan Agreement
63	Rounding Factor	Loan Agreement
64	Whole Loan Gross Margin Rate Change (%)	Loan Agreement
65	Whole Loan Gross Margin Rate Change Trigger	Loan Agreement
66	LIBOR Floor (%)	Loan Agreement
67	Whole Loan Mortgage Rate Floor (%)	Loan Agreement
68	LIBOR Cap Provider	Loan Agreement
69	LIBOR Cap Strike Price (%)	Loan Agreement
70	LIBOR Cap Strike Price Steps (%)	Loan Agreement
71	LIBOR Cap Expiration	Loan Agreement
72	Interest Accrual Method	Loan Agreement
73	Lookback Period	Loan Agreement
74	Lockout Date	Loan Agreement
75	Yield Maintenance End Date	Loan Agreement
76	Original Prepayment Provision	Loan Agreement
77	Current Prepayment Provision	Calculation - see procedures below
78	Partial Release and/or Partial Prepayment	Loan Agreement
79	Partial Release and/or Partial Prepayment Description	Loan Agreement
80	Grace Period Default (Days)	Loan Agreement
81	Grace Period Late (Days)	Loan Agreement
82	Most Recent Date	Underwritten Operating Statement File/ Most Recent Appraisal Report
83	Most Recent Effective Gross Income ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
84	Most Recent Operating Expense ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
85	Most Recent NOI ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
86	Most Recent Capital Expenses ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
87	Most Recent NCF ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
88	Second Most Recent Date	Underwritten Operating Statement File/ Most Recent Appraisal Report
89	Second Most Recent Effective Gross Income ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
90	Second Most Recent Operating Expense ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
91	Second Most Recent NOI ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
92	Second Most Recent Capital Expenses ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
93	Second Most Recent NCF ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
94	Third Most Recent Date	Underwritten Operating Statement File/ Most Recent Appraisal Report
95	Third Most Recent Effective Gross Income ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
96	Third Most Recent Operating Expense ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
97	Third Most Recent NOI ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
98	Third Most Recent Capital Expenses ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
99	Third Most Recent NCF ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
100	UW Date	Underwritten Operating Statement File

Appendix (continued)

No.	Characteristic on Data File	Source Document
101	UW Occupancy (%)	Underwritten Operating Statement File
102	UW Effective Gross Income ($)	Underwritten Operating Statement File
103	UW Operating Expense ($)	Underwritten Operating Statement File
104	UW NOI ($)	Underwritten Operating Statement File
105	UW Replacement Reserves ($)	Underwritten Operating Statement File
106	UW Capital Expenses ($)	Underwritten Operating Statement File
107	UW NCF ($) *	Underwritten Operating Statement File
108	Appraisal Stabilized Date	Most Recent Appraisal Report
109	Appraisal Stabilized Occupancy (%)	Most Recent Appraisal Report
110	Appraisal Stabilized Effective Gross Income ($)	Most Recent Appraisal Report
111	Appraisal Stabilized Operating Expenses ($)	Most Recent Appraisal Report
112	Appraisal Stabilized NOI ($)	Most Recent Appraisal Report
113	Appraisal Stabilized Capital Expense ($)	Most Recent Appraisal Report
114	Appraisal Stabilized NCF ($)	Most Recent Appraisal Report
115	Mortgage Loan Annual Debt Service ($)	Calculation - see procedures below
116	Mortgage Loan Annual Debt Service (Cap) ($)	Calculation - see procedures below
117	Fully Funded Mortgage Loan Annual Debt Service ($)	Calculation - see procedures below
118	Fully Funded Mortgage Loan Annual Debt Service (Cap) ($)	Calculation - see procedures below
119	Mortgage Loan U/W NCF DSCR (x)	Calculation - see procedures below
120	Mortgage Loan U/W NOI Debt Yield (%)	Calculation - see procedures below
121	Fully Funded Mortgage Loan U/W NCF DSCR (x)	Calculation - see procedures below
122	Fully Funded Mortgage Loan U/W NOI Debt Yield (%)	Calculation - see procedures below
123	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR (x)	Calculation - see procedures below
124	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield (%)	Calculation - see procedures below
125	Additional Debt Type(s)	Additional Debt File
126	Additional Debt Cutoff Date Balance ($)	Additional Debt File
127	Additional Debt Interest Rate (%)	Additional Debt File
128	Additional Debt Gross Margin (%)	Calculation - see procedures below
129	Total Future Funding Participation ($)	Calculation - see procedures below
130	Pari Passu Future Funding Participation ($)	Calculation - see procedures below
131	Future Funding Advance Conditions	Loan Agreement
132	Subordinate Debt	Subordinate Loan Document
133	Subordinate Debt Cutoff Date Balance ($)	Subordinate Loan Document
134	Preferred Equity Amount ($)	Preferred Equity Document/ Loan Agreement
135	Total Debt Cutoff Date Balance ($)	Servicer File
136	Fully Funded Whole Loan Mortgage Balance ($)	Calculation - see procedures below
137	Whole Loan Mortgage Cutoff Date Balance ($)	Calculation - see procedures below
138	Whole Loan Mortgage Cutoff Date Balance As-is LTV (%)	Calculation - see procedures below
139	Fully Funded Whole Loan Mortgage Balance As-Stabilized LTV %	Calculation - see procedures below
140	Whole Loan Mortgage Annual Debt Service ($)	Calculation - see procedures below
141	Fully Funded Whole Loan Mortgage Annual Debt Service ($)	Calculation - see procedures below
142	Fully Funded Whole Loan Mortgage Annual Debt Service (at Take Out) ($)	Calculation - see procedures below
143	Fully Funded Whole Loan Mortgage Balloon Payment ($)	Calculation - see procedures below
144	Fully Funded Whole Loan Mortgage Balloon Payment / Unit ($)	Calculation - see procedures below
145	Whole Loan Mortgage U/W NCF DSCR (x)	Calculation - see procedures below
146	Whole Loan Mortgage U/W NOI Debt Yield (%)	Calculation - see procedures below
147	Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF DSCR (x)	Calculation - see procedures below
148	Fully Funded Whole Loan Mortgage Appraisal Stabilized NOI Debt Yield (%)	Calculation - see procedures below
149	Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF DSCR (at Take Out) (x)	Calculation - see procedures below
150	Initial Mortgage Balance at Origination (at risk) ($)	Calculation - see procedures below
151	Whole Loan Mortgage Cutoff Date Balance (at risk) ($)	Calculation - see procedures below
152	Initial Mortgage Balance at Origination (at risk) As-Is LTV (%)	Calculation - see procedures below
153	Whole Loan Mortgage Cutoff Date Balance (At Risk) As-Is LTV (%)	Calculation - see procedures below
154	Whole Loan Mortgage Cutoff Date Balance (At Risk) U/W NOI Debt Yield (%)	Calculation - see procedures below
155	Total Maximum Reserves at Origination ($)	Calculation - see procedures below
156	Total Upfront Funded Escrows and Reserves at Origination ($)	Calculation - see procedures below
157	Total Current Escrows and Reserves at Servicer ($)	Calculation - see procedures below
158	Maximum Capex Reserve at Origination ($)	Loan Agreement

Appendix (continued)

No.	Characteristic on Data File	Source Document
159	Maximum TI/LC Reserve at Origination ($)	Loan Agreement
160	Maximum Debt Service Reserve at Origination ($)	Loan Agreement
161	Maximum Operating Expense Reserve at Origination ($)	Loan Agreement
162	Description Other Reserve 1	Loan Agreement
163	Maximum Other Reserve 1 at Origination ($)	Loan Agreement
164	Description Other Reserve 2	Loan Agreement
165	Maximum Other Reserve 2 at Origination ($)	Loan Agreement
166	Upfront Capital Expenditure Reserve ($)	Closing Statement
167	Upfront TI/LC Reserve ($)	Closing Statement
168	Upfront Debt Service Reserve ($)	Closing Statement
169	Upfront Operating Expense Reserve ($)	Closing Statement
170	Upfront Other Reserve 1 ($)	Closing Statement
171	Upfront Other Reserve 2 ($)	Closing Statement
172	Current Balance Capital Expenditure Reserve ($)	Servicer File
173	Current Balance TI/LC Reserve ($)	Servicer File
174	Current Balance Operating Expense Reserve ($)	Servicer File
175	Current Balance Debt Service Reserve ($)	Servicer File
176	Current Balance Other Reserve 1 ($)	Servicer File
177	Current Balance Other Reserve 2 ($)	Servicer File
178	Cutoff Date Excess Cash Flow ($)	Servicer File
179	Monthly Payment for Capital Expenditure ($)	Loan Agreement/ Servicer File
180	Upfront Tax Escrow ($)	Closing Statement
181	Current Balance Tax Escrow ($)	Servicer File/ Funding Memo
182	Monthly Tax Escrow ($)	Loan Agreement/ Servicer File/ Funding Memo
183	Tax Escrow Description	Loan Agreement
184	Upfront Insurance Escrow ($)	Closing Statement
185	Current Balance Insurance Escrow ($)	Servicer File/ Funding Memo
186	Monthly Insurance Escrow ($)	Loan Agreement/ Servicer File/ Funding Memo
187	Insurance Escrow Description	Loan Agreement
188	Replacement Reserve (Cutoff Date) ($)	Servicer File
189	Replacement Reserve (Monthly)($)	Loan Agreement/ Servicer File
190	Springing Replacement Reserve Description	Loan Agreement
191	Springing Reserve Description	Loan Agreement
192	Lockbox / Cash Management	Loan Agreement or Cash Management Agreement
193	Cash Management	Loan Agreement or Cash Management Agreement
194	Cash Management Trigger Event	Loan Agreement or Cash Management Agreement
195	Largest Tenant Name	Rent Roll
196	Largest Tenant SF	Rent Roll
197	Largest Tenant Lease Expiration	Rent Roll
198	Largest Tenant % of NRSF	Calculation - see procedures below
199	Second Largest Tenant Name	Rent Roll
200	Second Largest Tenant SF	Rent Roll
201	Second Largest Tenant Lease Expiration	Rent Roll
202	Second Largest Tenant % of NRSF	Calculation - see procedures below
203	Third Largest Tenant Name	Rent Roll
204	Third Largest Tenant SF	Rent Roll
205	Third Largest Tenant Lease Expiration	Rent Roll
206	Third Largest Tenant % of NRSF	Calculation - see procedures below
207	Fourth Largest Tenant Name	Rent Roll
208	Fourth Largest Tenant SF	Rent Roll
209	Fourth Largest Tenant Lease Expiration	Rent Roll
210	Fourth Largest Tenant % of NRSF	Calculation - see procedures below
211	Fifth Largest Tenant Name	Rent Roll
212	Fifth Largest Tenant SF	Rent Roll
213	Fifth Largest Tenant Lease Expiration	Rent Roll
214	Fifth Largest Tenant % of NRSF	Calculation - see procedures below
215	Master Leases (Y/N)	Lease Agreement
216	Single Tenant	Rent Roll
217	Government Tenant	Rent Roll

Appendix (continued)

No.	Characteristic on Data File	Source Document
218	TIC Loan (Y/N)	Loan Agreement
219	Maximum Number of TICs	Loan Agreement
220	Property Management	Property Management Agreement
221	Management Company	Property Management Agreement
222	USPAP Appraisal (Y/N)	Most Recent Appraisal Report
223	FIRREA Appraisal (Y/N)	Most Recent Appraisal Report
224	Ground Lease (Y/N)	Lease Agreement
225	Annual Ground Rent Payment	Lease Agreement
226	Ground Lease Expiration	Lease Agreement
227	Ground Lease Extension (Y/N)	Lease Agreement
228	# of Ground Lease Extension Options	Lease Agreement
229	Engineering Report Date	Engineering Report
230	Environmental Phase I Report Date	Phase I Report
231	Environmental Phase II (Y/N)	Phase II Report
232	Seismic Report Date	Seismic Report
233	PML (%)	Seismic Report
234	Earthquake Insurance Required (Y/N)	Seismic Report
235	Borrower Entity	Loan Agreement
236	Sponsor Name	Loan Agreement
237	Affiliated Sponsor	Loan Agreement
238	SPE	Loan Agreement
239	Cross Collateralized (Y/N)	Loan Agreement
240	Cross Defaulted (Y/N)	Loan Agreement
241	Recourse Flag	Loan Agreement
242	Recourse Provisions	Loan Agreement
243	Recourse / Guaranties Description (excluding non recourse carve-out and environmental liabilities)	Loan Agreement
244	Carve-out Guarantor Flag	Loan Agreement

(*)  At the instruction of the Company, with respect to the following Mortgage Loans identified on the Data File, we set the UW NCF   equal to the following (i) “926 Southern Boulevard, 2209 Sulphur Spring Road and 356 Bowery,” $0.00 (ii) “Marathon Apartments,” $ (252,697.00), (iii) “2509 North Miami Avenue,” $ (108,781.24), (iv) “41965 Ecorse Road,” $ (304,999.84), (v) “515 Shatto Place,” $ (24,586.17), (vi) “The Grandmaster Building,” $ (121,934.83) and (vii) “5952-5960 Benner Street,” $ (52,368.00).

Appendix (continued)

Calculation Procedures

With respect to Characteristic 25, we recomputed the Mortgage Loan Cutoff Date Balance As-Is LTV % as the quotient of the (i) Mortgage Loan Cutoff Date Balance ($) over (ii) As-Is Appraised Value ($).  Further, with respect to Mortgage Loan identified on the Data File as “E. 38th Street Shoppes,” we recomputed the Mortgage Loan Cutoff Date Balance As-Is LTV % as the quotient of the (i) Mortgage Loan Cutoff Date Balance ($) over (ii) As-Stabilized Appraised Value ($).

With respect to Characteristic 26, we recomputed the Mortgage Cutoff Date Balance (At Risk) As-Is LTV (%) as the quotient of the (i) Mortgage Loan Cutoff Date Balance (At Risk) ($) over (ii) As-Is Appraised Value ($).  Further, with respect to Mortgage Loan identified on the Data File as “E. 38th Street Shoppes,” we recomputed the Mortgage Cutoff Date Balance (At Risk) As-Is LTV (%) as the quotient of the (i) Mortgage Loan Cutoff Date Balance (At Risk) ($) over (ii) As-Stabilized Appraised Value ($).

With respect to Characteristic 27, we recomputed the Fully Funded Mortgage Loan Cutoff Date Balance As-Is LTV % as the quotient of the (i) Fully Funded Mortgage Loan Cutoff Date Balance ($) over (ii) As-Is Appraised Value ($).  Further, with respect to Mortgage Loan identified on the Data File as “E. 38th Street Shoppes,” we recomputed the Fully Funded Mortgage Loan Cutoff Date Balance As-Is LTV % as the quotient of the (i) Fully Funded Mortgage Loan Cutoff Date Balance ($) over (ii) As-Stabilized Appraised Value ($).

With respect to Characteristic 28, we recomputed the Fully Funded Mortgage Loan Cutoff Date Balance As Stabilized LTV % as the quotient of the (i) Fully Funded Mortgage Loan Cutoff Date Balance ($) over (ii) As Stabilized Appraised Value ($). With respect to any Mortgage Loan whose As-Stabilized Appraised Value ($) is “N/A,” the As-Stabilized Appraised Value ($) is equal to the As-Is Appraised Value ($).

With respect to Characteristic 31, we recomputed the % of Aggregate Mortgage Loan Cutoff Date Balance as the quotient of the (i) Mortgage Loan Cutoff Date Balance ($) for the respective Mortgage Loan over (ii) sum of the Mortgage Loan Cutoff Date Balance ($) for all Mortgage Loans.

With respect to Characteristic 32, we recomputed the Mortgage Rate (%) as the sum of (i) the Mortgage Loan Gross Margin (%) and (ii) the greater of the (x) LIBOR Floor (%) or (y)  “assumed LIBOR rate” of 1.98% (as provided to us by representatives of the Company) and applying, if applicable, the Rounding Factor; provided that, with respect to any Mortgage Loan with a First Payment Date after the Cutoff Date, we recomputed the Mortgage Rate (%) as the sum of (i) the Mortgage Loan Gross Margin (%) and (ii) LIBOR Floor (%).

With respect to Characteristic 33, we recomputed the Mortgage Loan Gross Margin (%) as the quotient of (i) the difference between (A) the product of (x) Whole Loan Mortgage Cutoff Date Balance ($) and (y) Whole Loan Gross Margin (%) and (B) the product of (x) Additional Debt Cutoff Date Balance ($) and (y) Additional Debt Gross Margin (%) over (ii) Mortgage Loan Cutoff Date Balance ($).

With respect to Characteristic 34, we recomputed the Mortgage Loan Cutoff Date Balance (At Risk) ($) as the difference between (i) the Mortgage Loan Cutoff Date Balance ($) and (ii) the sum of (a) the Current Balance Capital Expenditure Reserve ($), (b) the Current Balance TI/LC Reserve ($) and (c) for those Mortgage Loans that indicate “earnout reserve” in Description Other Reserve 1, the related Current Balance Other Reserve 1 ($).

With respect to Characteristic 35, we recomputed the Fully Funded Mortgage Loan Cutoff Date Balance ($) as the sum of the (i) Mortgage Loan Cutoff Date Balance ($) and (ii) Pari Passu Future Funding Participation ($).

Appendix (continued)

With respect to Characteristic 36, we recomputed the Mortgage Loan Cutoff Date Balance ($)/ Unit as the quotient of the (i) Mortgage Loan Cutoff Date Balance ($) over (ii) # of Units.

With respect to Characteristic 37, we recomputed the Mortgage Loan Cutoff Date Balance (At Risk) ($)/ Unit as the quotient of the (i) Mortgage Loan Cutoff Date Balance (At Risk) ($) over (ii) # of Units.

With respect to Characteristic 38, we recomputed the Fully Funded Whole Loan Mortgage Cutoff Date Balance ($)/ Unit as the quotient of the (i) Fully Funded Whole Loan Mortgage Balance ($) over (ii) # of Units.

With respect to Characteristic 42, we recomputed the Original Loan Term (months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 43, we recomputed the Remaining Loan Term (months) by determining the number of payment dates from and exclusive of the Cutoff Date to and inclusive of the Initial Maturity Date.  Further, with respect to Mortgage Loans identified on the Data File as “4440 Von Karman Refi” and “The Bungalows Del Mar”, we set the Remaining Loan Term (months) equal to the Original Loan Term (months).

With respect to Characteristic 44, we recomputed the Seasoning (months) as the difference between the Original Loan Term (months) and the Remaining Loan Term (months).

With respect to Characteristic 57, we recomputed the Fully Extended Loan Term (months) as the sum of the (a) Original Loan Term (months), (b) First Extension Period (months), (c) Second Extension Period (months) and (d) Third Extension Period (months), if applicable.

With respect to Characteristic 58, we recomputed the Fully Extended Remaining Loan Term (months) as the difference between the Fully Extended Loan Term (months) and the Seasoning (months). Further, with respect to Mortgage Loans on the Data File identified as “4440 Von Karman Refi” and “The Bungalows Del Mar”, we set the Fully Extended Remaining Loan Term (months) equal to the Fully Extended Loan Term (months).

With respect to Characteristic 60, we recomputed the Whole Loan Mortgage Rate (%) as the sum of (i) the Whole Loan Gross Margin (%) and (ii) the greater of the (x) LIBOR Floor (%) and (y)  assumed LIBOR rate and applying, if applicable, the Rounding Factor; provided that, with respect to any Mortgage Loan with a First Payment Date after the Cutoff Date, we recomputed the Whole Loan Mortgage Rate (%) as the sum of (i) the Whole Loan Gross Margin (%) and (ii) LIBOR Floor (%).

With respect to Characteristic 77, we recomputed the Current Prepayment Provision using the (i) Seasoning (months) and (ii) Original Prepayment Provision.

With respect to Characteristic 115, we recomputed the Mortgage Loan Annual Debt Service ($):

•

for interest-only Mortgage Loans, as the product of (i) the Mortgage Loan Cutoff Date Balance ($), (ii) the Mortgage Rate (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360; and

•	for the non-interest only Mortgage Loan, using the (i) Mortgage Loan Cutoff Date Balance ($), (ii) Mortgage Rate (%) and (iii) remaining amortization term (months).

With respect to Characteristic 116, we recomputed the Mortgage Loan Annual Debt Service (Cap) ($) as the product of (i) the Mortgage Loan Cutoff Date Balance ($), (ii) the sum of (a) LIBOR Cap Strike Price (%)

Appendix (continued)

and (b) Whole Loan Gross Margin (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360.

With respect to Characteristic 117, we recomputed the Fully Funded Mortgage Loan Annual Debt Service ($):

•

for interest-only Mortgage Loans, as the product of (i) the Fully Funded Mortgage Loan Cutoff Date Balance ($), (ii) the Mortgage Rate (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360; and

•	for the non-interest only Mortgage Loan, using the (i) Fully Funded Mortgage Loan Cutoff Date Balance ($), (ii) Mortgage Rate (%) and (iii) remaining amortization term (months).

With respect to Characteristic 118, we recomputed the Fully Funded Mortgage Loan Annual Debt Service (Cap) ($) as the product of (i) the Fully Funded Mortgage Loan Cutoff Date Balance ($), (ii) the sum of (a) LIBOR Cap Strike Price (%) and (b) Whole Loan Gross Margin (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to “365/360.”

With respect to Characteristic 119, we recomputed the Mortgage Loan U/W NCF DSCR (x) as the quotient of (x) the sum of the (a) UW NCF ($) and (b) Current Balance Debt Service Reserve ($) over (y) the Mortgage Loan Annual Debt Service ($); provided that, with respect to any Mortgage Loan with a Recourse/Guaranties Description (excluding non-recourse carve-out and environmental liabilities) indicated as “Sponsor guarantees the interest”, the Mortgage Loan U/W NCF DSCR (x) is equal to the greater of the quotient calculated above or 1.00x.  Further, with respect to Mortgage Loan identified on the Data File as “The Devereaux,” we set the Mortgage Loan U/W NCF DSCR (x) equal to 1.00x.

With respect to Characteristic 120, we recomputed the Mortgage Loan U/W NOI Debt Yield (%) as the greater of (a) 0% or (b) the quotient of the (i) UW NOI ($) over (ii) Mortgage Loan Cutoff Date Balance ($).

With respect to Characteristic 121, we recomputed the Fully Funded Mortgage Loan U/W NCF DSCR (x) as the quotient of (x) the sum of the (a) UW NCF ($) and (b) Current Balance Debt Service Reserve ($) over (y) the Fully Funded Mortgage Loan Annual Debt Service ($); provided that, with respect to any Mortgage Loan with a Recourse/Guaranties Description (excluding non-recourse carve-out and environmental liabilities) indicated as “Sponsor guarantees the interest payment”, the Fully Funded Mortgage Loan U/W NCF DSCR (x) is equal to the greater of the quotient calculated above or 1.00x. Further, with respect to Mortgage Loan identified on the Data File as “The Devereaux,” we set the Fully Funded Mortgage Loan U/W NCF DSCR (x) equal to 1.00x.

With respect to Characteristic 122, we recomputed the Fully Funded Mortgage Loan U/W NOI Debt Yield (%) as the greater of (a) 0% or (b) the quotient of the (i) UW NOI ($) over (ii) Fully Funded Mortgage Loan Cutoff Date Balance ($).

With respect to Characteristic 123, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized  NCF DSCR (x) as the quotient of the (x) Appraisal Stabilized NCF ($) and (y) Fully Funded Mortgage Loan Annual Debt Service ($); provided that, with respect to any Mortgage Loan with a Recourse/Guaranties Description (excluding non-recourse carve-out and environmental liabilities) indicated as “Sponsor guarantees the interest payment”, the Fully Funded Mortgage Loan Appraisal Stabilized  NCF DSCR (x) is equal to the greater of the quotient calculated above or 1.00x.

With respect to Characteristic 124, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield (%) as the greater of (a) 0% or (b) the quotient of the (i) Appraisal Stabilized NOI ($) and (ii) Fully Funded Mortgage Loan Cutoff Date Balance ($).

Appendix (continued)

With respect to Characteristic 128, we recomputed the Additional Debt Gross Margin (%) as the difference between (i) the Additional Debt Interest Rate (%) and (ii) the greater of the (i) LIBOR Floor (%) or (ii) assumed LIBOR rate and applying, if applicable, the Rounding Factor.

With respect to Characteristic 129, we recomputed the Total Future Funding Participation ($) as the difference between the (i) Fully Funded Whole Loan Mortgage Balance ($) and (ii) the sum of (a) Mortgage Loan Cutoff Date Balance ($) and (b) Additional Debt Cutoff Date Balance ($).

With respect to Characteristic 130, we recomputed the Pari Passu Future Funding Participation ($) as the product of the (i) Total Future Funding Participation ($) and (ii) the quotient of (a) the Mortgage Loan Cutoff Date Balance ($) over (b) the Whole Loan Mortgage Cutoff Date Balance ($).

With respect to Characteristic 136, we recomputed the Fully Funded Whole Loan Mortgage Balance ($) as the sum of the (i) Whole Loan Mortgage Cutoff Date Balance ($) and (ii) the quotient of the (a) Pari Passu Future Funding Participation ($) over (b) the quotient of (x) the Mortgage Loan Cutoff Date Balance ($) over (y) the Whole Loan Mortgage Cutoff Date Balance ($).

With respect to Characteristic 137, we recomputed the Whole Loan Mortgage Cutoff Date Balance ($) as the sum of the (i) Mortgage Loan Cutoff Date Balance ($) and (ii) Additional Debt Cutoff Date Balance ($).

With respect to Characteristic 138, we recomputed the Whole Loan Mortgage Cutoff Date Balance As-is LTV % as the quotient of the (i) Whole Loan Mortgage Cutoff Date Balance ($) over (ii) As-Is Appraised Value ($).  Further, with respect to Mortgage Loan identified on the Data File as “E. 38th Street Shoppes,” we recomputed the Whole Loan Mortgage Cutoff Date Balance As-is LTV % as the quotient of the (i) Whole Loan Mortgage Cutoff Date Balance ($) over (ii) As-Stabilized Appraised Value ($).

With respect to Characteristic 139, we recomputed the Fully Funded Whole Loan Mortgage Balance As Stabilized LTV % as the quotient of (i) the Fully Funded Whole Loan Mortgage Balance ($) over (ii) the As-Stabilized Appraised Value ($); provided that, with respect to any Mortgage Loan whose As-Stabilized Appraised Value ($) is “N/A,” the As-Stabilized Appraised Value ($) is equal to the As-Is Appraised Value ($).

With respect to Characteristic 140, we recomputed the Whole Loan Mortgage Annual Debt Service ($):

•

for interest-only Mortgage Loans, as the product of (i) the Whole Loan Mortgage Cutoff Date Balance ($), (ii) the Whole Loan Mortgage Rate (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360; and

•	for the non-interest only Mortgage Loan, using the (i) Whole Loan Mortgage Cutoff Date Balance ($), (ii) Whole Loan Mortgage Rate (%) and (iii) remaining amortization term (months).

With respect to Characteristic 141, we recomputed the Fully Funded Whole Loan Mortgage Annual Debt Service ($):

•

for interest-only Mortgage Loans, as the product of (i) the Fully Funded Whole Loan Mortgage Balance ($), (ii) the Whole Loan Mortgage Rate (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360; and

•	for the non-interest only Mortgage Loan, using the (i) Fully Funded Whole Loan Mortgage Balance ($), (ii) Whole Loan Mortgage Rate (%) and (iii) remaining amortization term (months).

Appendix (continued)

With respect to Characteristic 142, we recomputed the Fully Funded Whole Loan Mortgage Annual Debt Service (at Take Out) ($) as the product of (i) the Fully Funded Whole Loan Mortgage Balance ($), (ii) the “at take out rate” (as determined below), (iii) the Whole Loan Mortgage Rate (%) and (iv) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360.

The Company instructed us to assume the following “take out rate” for each Mortgage Loan, based on its respective Property Type: (i) “Hospitality,” 5.8%, (ii) “Industrial or Mixed Use,” 5.6%, (iii) “Multifamily,” 5.7%, (iv) “Office or Retail,” 5.4% and (v) “Self Storage,” 5.6%.

With respect to Characteristic 143:

•	for interest-only Mortgage Loans, we set the Fully Funded Whole Loan Mortgage Balloon Payment ($) equal to the Fully Funded Whole Loan Mortgage Balance ($); and

•

for the non-interest only Mortgage Loan, we recomputed the Fully Funded Whole Loan Mortgage Balloon Payment ($), assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Accrual Method, Whole Loan Mortgage Rate (%), Original IO Periods (months) (if applicable), Initial Maturity Date, Whole Loan Mortgage Annual Debt Service ($) and Fully Funded Whole Loan Mortgage Balance ($).

With respect to Characteristic 144, we recomputed the Fully Funded Whole Loan Mortgage Balloon Payment / Unit ($) as the quotient of the (i) Fully Funded Whole Loan Mortgage Balloon Payment ($) over (ii) # of Units.

With respect to Characteristic 145, we recomputed the Whole Loan Mortgage U/W NCF DSCR (x) as the quotient of (x) the sum of the (a) UW NCF ($) and (b) Current Balance Debt Service Reserve ($) over (y) the Whole Loan Mortgage Annual Debt Service ($); provided that, with respect to any Mortgage Loan with a Recourse/Guaranties Description (excluding non-recourse carve-out and environmental liabilities) indicated as “Sponsor guarantees the interest payment”, the Whole Loan Mortgage U/W NCF DSCR (x) is equal to the greater of the quotient calculated above or 1.00x.  Further, with respect to Mortgage Loan on the Data File identified as “The Devereaux,” we set the Whole Loan Mortgage U/W NCF DSCR (x) equal to 1.00x.

With respect to Characteristic 146, we recomputed the Whole Loan Mortgage U/W NOI Debt Yield (%) as the greater of (a) 0% or (b) the quotient of the (i) UW NOI ($) over (ii) Whole Loan Mortgage Cutoff Date Balance ($).

With respect to Characteristic 147, we recomputed the Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF DSCR (x) as the quotient of the (x) Appraisal Stabilized NCF ($) and (y) Fully Funded Whole Loan Mortgage Annual Debt Service ($); provided that, with respect to any Mortgage Loan with a Recourse/Guaranties Description (excluding non-recourse carve-out and environmental liabilities) indicated as “Sponsor guarantees the interest payment”, the Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF DSCR (x) is equal to the greater of the quotient calculated above or 1.00x.

With respect to Characteristic 148, we recomputed the Fully Funded Whole Loan Mortgage Appraisal Stabilized  NOI Debt Yield (%) as the greater of (a) 0% or (b) the quotient of the (i) Appraisal Stabilized NOI ($) over (ii) Fully Funded Whole Loan Mortgage Balance ($).

With respect to Characteristic 149, we recomputed the Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF DSCR (at Take Out) (x) as the quotient of the (x) Appraisal Stabilized NCF ($) over (y) Fully Funded Whole Loan Mortgage Annual Debt Service (at Take Out) ($); provided that, with respect to any Mortgage Loan with a  Recourse/Guaranties Description (excluding non-recourse carve-out and

Appendix (continued)

environmental liabilities) indicated as “Sponsor guarantees the interest payment”, the Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF DSCR (at Take Out) (x) is equal to the greater of the quotient calculated above or 1.00x.

With respect to Characteristic 150, we recomputed the Initial Mortgage Balance at Origination (at risk) ($) as the difference between (i) Initial Mortgage Balance at Origination (at risk) ($) and (ii) the sum of (a) the Upfront Capital Expenditure Reserve ($), (b) the Upfront TI/LC Reserve ($) and (iii) for those Mortgage Loans that indicate “earnout reserve” in Description Other Reserve 1, the respective amount indicated in the Upfront Other Reserve 1 ($) or Upfront Other Reserve 2 ($), as applicable.

With respect to Characteristic 151, we recomputed the Whole Loan Mortgage Cutoff Date Balance (at risk) ($) as the difference between (i) the Whole Loan Mortgage Cutoff Date Balance ($) and (ii) the sum of (a) Current Balance Capital Expenditure Reserve ($), (b) the Current Balance TI/LC Reserve ($) and (c) for those Mortgage Loans that indicate “earnout reserve”  in Description Other Reserve 1, the related Current Balance Other Reserve 1 ($).

With respect to Characteristic 152, we recomputed the Initial Mortgage Balance at Origination (at risk) As-Is LTV (%) as the quotient of the (i) Initial Mortgage Balance at Origination (at risk) ($) over (ii) As-Is Appraised Value ($).

With respect to Characteristic 153, we recomputed the Whole Loan Mortgage Cutoff Date Balance (At Risk) As-Is LTV (%) as the quotient of the (i) Whole Loan Mortgage Cutoff Date Balance (at risk) ($) over (ii) As-Is Appraised Value ($).  Further, with respect to Mortgage Loan identified on the Data File as “E. 38th Street Shoppes,” we recomputed the Whole Loan Mortgage Cutoff Date Balance (At Risk) As-Is LTV (%) as the quotient of the (i) Whole Loan Mortgage Cutoff Date Balance (at risk) ($) over (ii) As-Stabilized Appraised Value ($).

With respect to Characteristic 154, we recomputed the Whole Loan Mortgage Cutoff Date Balance (At Risk) U/W NOI Debt Yield (%) as the greater of (a) 0% and (b) quotient of the (i) UW NOI ($) over (ii) Whole Loan Mortgage Cutoff Date Balance (at risk) ($).

With respect to Characteristic 155, we recomputed the Total Maximum Reserves at Origination ($) as the sum of the (i) Maximum Capex Reserve at Origination ($), (ii) Maximum TI/LC Reserve at Origination ($), (iii) Maximum Operating Expense Reserve at Origination ($), (iv) Maximum Debt Service Reserve at Origination ($), (v) Maximum Other Reserve 1 at Origination ($) and (vi) Maximum Other Reserve 2  at Origination ($).

With respect to Characteristic 156, we recomputed the Total Upfront Funded Escrows and Reserves at Origination ($) as the sum of the (i) Upfront Capital Expenditure Reserve ($), (ii) Upfront TI/LC Reserve ($), (iii) Upfront Operating Expense Reserve ($), (iv) Upfront Debt Service Reserve ($), (v) Upfront Other Reserve 1 ($), (vi) Upfront Other Reserve 2 ($), (vii) Upfront Tax Escrow ($) and (viii) Upfront Insurance Escrow.

With respect to Characteristic 157, we recomputed the Total Current Escrows and Reserves at Servicer  ($) as the sum of the (i) Current Balance Capital Expenditure Reserve ($), (ii) Current Balance TI/LC Reserve ($), (iii)  Current Balance Operating Expense Reserve ($), (iv)  Current Balance Debt Service Reserve ($), (v) Current Balance Other Reserve 1 ($), (vi) Current Balance Other Reserve 2 ($), (vii) Current Balance Tax Escrow ($), (viii) Current Balance Insurance Escrow ($) and (ix) Replacement Reserve (Cutoff Date) ($).

With respect to Characteristic 198, we recomputed the Largest Tenant % of NRSF as the quotient of the (i) Largest Tenant SF over (ii) # of Units.

Appendix (continued)

With respect to Characteristic 202, we recomputed the Second Largest Tenant % of NRSF as the quotient of the (i) Second Largest Tenant SF over (ii) # of Units.

With respect to Characteristic 206, we recomputed the Third Largest Tenant % of NRSF as the quotient of the (i) Third Largest Tenant SF over (ii) # of Units.

With respect to Characteristic 210, we recomputed the Fourth Largest Tenant % of NRSF as the quotient of the (i) Fourth Largest Tenant SF over (ii) # of Units.

With respect to Characteristic 214, we recomputed the Fifth Largest Tenant % of NRSF as the quotient of the (i) Fifth Largest Tenant SF over (ii) # of Units.